CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jul. 21, 2015	Jun. 02, 2015	Apr. 13, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, shares issued	2,761,535	106,796	43,204	186,905	2,426,930	313,695	588,235	575,000	950,000
Preferred stock, shares outstanding	2,761,535				2,426,930	106,796	43,204	186,905	950,000